Derivative financial instruments - inputs (Details)		1 Months Ended
	Jun. 30, 2025 CHF (SFr)	Jun. 30, 2025 CHF (SFr)
Preferred shares
Disclosure of fair value measurement of assets
Financial assets	SFr 285,962	SFr 285,962
Preferred shares | Underlying share price
Disclosure of fair value measurement of assets
Percentage of reasonably possible increase in unobservable input	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input	SFr (21,697)
Percentage of reasonably possible decrease in unobservable input	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input	SFr 20,357
Preferred shares | Underlying share price | Minimum
Disclosure of fair value measurement of assets
Significant unobservable input	17	17
Preferred shares | Underlying share price | Maximum
Disclosure of fair value measurement of assets
Significant unobservable input	30	30
Phantom shares
Disclosure of fair value measurement of assets
Financial assets	SFr 285,962	SFr 285,962
Phantom shares | Underlying share price
Disclosure of fair value measurement of assets
Significant unobservable input	17	17
Percentage of reasonably possible increase in unobservable input	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input	SFr 39,682
Percentage of reasonably possible decrease in unobservable input	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input	SFr (36,138)
Anti-dilution protection
Disclosure of fair value measurement of assets
Financial assets	SFr 102,547	SFr 102,547
Anti-dilution protection | Sale price of shares
Disclosure of fair value measurement of assets
Percentage of reasonably possible increase in unobservable input	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input	SFr 25,064
Percentage of reasonably possible decrease in unobservable input	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input	SFr (18,949)
Anti-dilution protection | Sale price of shares | Minimum
Disclosure of fair value measurement of assets
Significant unobservable input	17	17
Anti-dilution protection | Sale price of shares | Maximum
Disclosure of fair value measurement of assets
Significant unobservable input	30	30
Warrants received with ten-year exercise period
Disclosure of fair value measurement of assets
Financial assets	SFr 60,547	SFr 60,547
Warrants received with ten-year exercise period | Underlying share price
Disclosure of fair value measurement of assets
Significant unobservable input	17	17
Percentage of reasonably possible increase in unobservable input	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input	SFr 15,673
Percentage of reasonably possible decrease in unobservable input	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input	SFr (12,791)
Warrants received with five-year exercise period
Disclosure of fair value measurement of assets
Financial assets	SFr 60,011	SFr 60,011
Warrants received with five-year exercise period | Underlying share price
Disclosure of fair value measurement of assets
Significant unobservable input	17	17
Percentage of reasonably possible increase in unobservable input	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input	SFr 6,091
Percentage of reasonably possible decrease in unobservable input	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input	SFr (5,538)
Stalicla SA
Disclosure of fair value measurement of assets
Subscription price for investment in Stalicla SA		SFr 795,029
Stalicla SA | Preferred shares | Underlying share price
Disclosure of fair value measurement of assets
Subscription price for investment in Stalicla SA		SFr 795,029